Employment Agreements (Details) (David G. Hirz)	0 Months Ended		12 Months Ended	0 Months Ended
	Sep. 29, 2014	Nov. 15, 2012	Dec. 28, 2014	Apr. 07, 2010
Employment Agreements
Term of employment agreement	3 years	3 years
Term of automatic renewals			1 year
Predecessor
Employment Agreements
Term of employment agreement				3 years